Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended		2 Months Ended					3 Months Ended		4 Months Ended		5 Months Ended					6 Months Ended		7 Months Ended		8 Months Ended				9 Months Ended		10 Months Ended	11 Months Ended			12 Months Ended			14 Months Ended			17 Months Ended			20 Months Ended			21 Months Ended	23 Months Ended		24 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Feb. 28, 2025	Nov. 30, 2024	Feb. 06, 2024	Oct. 16, 2023	Jan. 30, 2023	Dec. 19, 2018	Sep. 30, 2015	Mar. 31, 2025	Dec. 31, 2024	Apr. 30, 2025	Jan. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	May 31, 2025	Feb. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Aug. 31, 2025	May 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Aug. 31, 2025	Sep. 30, 2019	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2020	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2017	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2019	Sep. 30, 2023	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000238675
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert International Responsible Index ETF
Accumulated Value						$ 10,000									$ 9,973									$ 10,360								$ 9,834						$ 10,980						$ 11,619			$ 11,652			$ 12,445			$ 11,587		$ 12,100	$ 13,818	$ 14,501
C000238680
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert Ultra-Short Investment Grade ETF
Accumulated Value						10,000									10,059									10,197								10,354						10,555						10,715			10,865			11,068			11,198		11,338	11,477	11,622
C000238676
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert US Large-Cap Core Responsible Index ETF
Accumulated Value						10,000									10,241									11,128								10,685						12,058						13,278			13,772			14,582			14,979		14,106	15,700	16,837
C000238677
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Accumulated Value						10,000									10,442									11,504								10,923						12,403						13,261			13,742			14,381			14,728		13,843	15,413	16,380
C000238678
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert US Mid-Cap Core Responsible Index ETF
Accumulated Value						10,000									9,791									10,216								9,594						10,806						11,714			11,203			12,257			12,164		11,642	12,499	13,120
C000238679
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert US Select Equity ETF
Accumulated Value						10,000									10,132									10,875								10,300						11,649						12,921			13,068			13,960			13,880		13,241	14,645	15,345
C000247848
Account Value [Line Items]
Line Graph and Table Measure Name																																							Eaton Vance Floating-Rate ETF
Accumulated Value				$ 10,000									$ 10,098									$ 10,257								$ 10,464						$ 10,718						$ 10,747			$ 11,025			$ 11,190
C000254159
Account Value [Line Items]
Line Graph and Table Measure Name																																							Eaton Vance High Income Municipal ETF
Accumulated Value		$ 10,000							$ 9,922		$ 9,786					$ 9,727		$ 9,814		$ 9,703					$ 9,768		$ 10,128
C000245530
Account Value [Line Items]
Line Graph and Table Measure Name																																							Eaton Vance High Yield ETF
Accumulated Value					$ 10,000									$ 10,761									$ 10,885								$ 11,037						$ 11,488						$ 11,452			$ 11,586			$ 12,008			$ 12,237
C000245531
Account Value [Line Items]
Line Graph and Table Measure Name																																							Eaton Vance Intermediate Municipal Income ETF
Accumulated Value					10,000									10,664									10,678								10,717						10,985						10,891			10,876			10,939			11,278
C000260999
Account Value [Line Items]
Line Graph and Table Measure Name																																							Eaton Vance Mortgage Opportunities ETF
Accumulated Value								$ 10,000																																$ 10,723														$ 11,219					$ 11,345		$ 12,244		$ 12,547		$ 12,929		$ 11,661	$ 12,075	$ 13,755	$ 14,722
C000248456
Account Value [Line Items]
Line Graph and Table Measure Name																																									Eaton Vance Short Duration Income ETF
Accumulated Value								10,000																																10,743														10,989					11,185		11,624		11,996		12,184		11,499	11,981	13,052	13,820
C000247027
Account Value [Line Items]
Line Graph and Table Measure Name																																							Eaton Vance Short Duration Municipal Income ETF
Accumulated Value							$ 10,000																											$ 10,120																	$ 10,212							$ 10,218		$ 10,280		$ 10,538		$ 11,147		$ 11,548
C000247024
Account Value [Line Items]
Line Graph and Table Measure Name																																							Eaton Vance Total Return Bond ETF
Accumulated Value								10,000																																11,480														11,800					11,757		13,030		13,848		14,070		11,878	12,119	13,811	14,391
C000245532
Account Value [Line Items]
Line Graph and Table Measure Name																																							Eaton Vance Ultra-Short Income ETF
Accumulated Value					10,000									10,178									10,330								10,480						10,679						10,805			10,943			11,080			11,227
C000254149
Account Value [Line Items]
Line Graph and Table Measure Name																																							Parametric Equity Plus ETF
Accumulated Value			$ 10,000							$ 9,896		$ 10,217					$ 10,085		$ 9,417		$ 9,332					$ 9,899		$ 10,424	$ 10,738				$ 11,032		$ 11,494
C000245536
Account Value [Line Items]
Line Graph and Table Measure Name																																							Parametric Equity Premium Income ETF
Accumulated Value					10,000									10,433									11,165								10,879						11,638						11,359			11,719			11,430			11,961
C000245534
Account Value [Line Items]
Line Graph and Table Measure Name																																							Parametric Hedged Equity ETF
Accumulated Value					10,000									10,600									11,019								11,350						11,776						12,136			11,848			12,720			13,331
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI World ex USA Index
Accumulated Value						10,000									9,961									10,263								9,842						10,876						11,484			11,415			12,300			11,387		12,093	13,550	14,272
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Universal Index
Accumulated Value						10,000									10,018									9,959								9,672						10,334						10,285			10,305			10,840			10,544		10,825	10,976	11,210
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									10,227									11,104								10,755						12,042						13,281			13,756			14,592			14,993		14,320	15,910	17,182
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									10,227									11,104								10,755						12,042						13,281			13,756			14,592			14,993		14,320	15,910	17,182
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									10,262									11,160								10,794						12,056						13,329			13,900			14,718			15,073		14,429	16,008	17,308
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000									10,227									11,104								10,755						12,042						13,281			13,756			14,592			14,993		14,320	15,910	17,182
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Universal Index
Accumulated Value				10,000									10,037									10,056								10,579						10,290						10,564			10,711			10,939
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Universal Index
Accumulated Value					10,000									10,760									10,709								10,730						11,288						10,979			11,271			11,429			11,672
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg Municipal Bond Index
Accumulated Value					10,000									10,762									10,720								10,718						11,009						10,875			10,851			10,838			11,162
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Universal Index
Accumulated Value								10,000																																10,611														10,713					10,606		11,674		12,454		12,479		10,617	10,788	12,090	12,502
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Bloomberg U.S. Universal Index
Accumulated Value								10,000																																10,611														10,713					10,606		11,674		12,454		12,479		10,617	10,788	12,090	12,502
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Universal Index
Accumulated Value								10,000																																10,611														10,713					10,606		11,674		12,454		12,479		10,617	10,788	12,090	12,502
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Universal Index
Accumulated Value					10,000									10,760									10,709								10,730						11,288						10,979			11,271			11,429			11,672
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000							$ 9,870		$ 10,145					$ 10,013		$ 9,449		$ 9,385					$ 9,975		$ 10,483	$ 10,718				$ 10,935		$ 11,334
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000									10,944									12,099								12,617						13,360						13,682			13,097			14,530			15,711
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000									10,944									12,099								12,617						13,360						13,682			13,097			14,530			15,711
Calvert International Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert International Responsible Index
Accumulated Value						10,000									10,004									10,378								9,838						11,001						11,655			11,658			12,464			11,595		12,102	13,804	14,562
Bloomberg 9-12 Months Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg 9-12 Months Short Treasury Index
Accumulated Value						10,000									10,088									10,150								10,281						10,465						10,563			10,685			10,897			10,993		11,114	11,222	11,357
Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert US Large-Cap Core Responsible Index
Accumulated Value						10,000									10,246									11,140								10,699						12,080						13,310			13,812			14,632			15,036		14,163	15,774	16,927
Calvert US Large-Cap Diversity Research Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert US Large-Cap Diversity Research Index
Accumulated Value						10,000									10,447									11,516								10,937						12,425						13,290			13,777			14,425			14,779		13,895	15,481	16,465
Calvert US Mid-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Calvert US Mid-Cap Core Responsible Index
Accumulated Value						10,000									9,792									10,224								9,603						10,827						11,744			11,236			12,301			12,214		11,693	12,561	13,193
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						$ 10,000									$ 9,789									$ 10,255								$ 9,775						$ 11,028						$ 11,977			$ 11,576			$ 12,642			$ 12,721		$ 12,288	$ 13,336	$ 14,046
Morningstar LSTA U.S. Leveraged Loan Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Morningstar LSTA U.S. Leveraged Loan Total Return Index
Accumulated Value				$ 10,000									$ 10,167									$ 10,360								$ 10,572						$ 10,812						$ 10,864			$ 11,115			$ 11,312
ICE U.S. Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							ICE U.S. Broad Municipal Index
Accumulated Value		10,000							9,853		9,802					9,786		9,857		9,834					9,918		10,144
35% ICE BBB Muni / 35% ICE Core HY Unrated Muni / 30% ICE US Muni Securities Custom Index
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																																						35% ICE BBB Muni / 35% ICE Core HY Unrated Muni / 30% ICE US Muni Securities Custom Index
Accumulated Value		$ 10,000							$ 9,846		$ 9,739					$ 9,716		$ 9,781		$ 9,702					$ 9,766		$ 10,050
ICE BofA BB-B U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							ICE BofA BB-B U.S. High Yield Index
Accumulated Value					10,000									10,793									10,932								11,064						11,550						11,530			11,664			12,069			12,344
ICE BofA 2-17 Year U.S. Municipal Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							ICE BofA 2-17 Year U.S. Municipal Securities Index
Accumulated Value					10,000									10,614									10,585								10,560						10,850						10,739			10,754			10,846			11,142
Bloomberg Mortgage Backed Securitiess Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg Mortgage Backed Securitiess Index
Accumulated Value								10,000																																10,361														10,393					10,297		11,100		11,583		11,534		9,921	9,904	11,124	11,501
Bloomberg U.S. Credit 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Bloomberg U.S. Credit 1-5 Year Index
Accumulated Value								10,000																																10,308														10,467					10,473		11,171		11,738		11,865		10,933	11,340	12,405	13,016
Short Duration Income Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																																								Short Duration Income Blend Index
Accumulated Value								10,000																																10,049														10,109					10,219		10,565		10,959		10,992		10,435	10,724	11,565	12,135
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg Municipal Bond Index
Accumulated Value							10,000																											10,720																	11,158							11,452		10,135		10,405		11,484		11,644
ICE BofA 1-3 Year US Municipal Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							ICE BofA 1-3 Year US Municipal Securities Index
Accumulated Value							10,000																											10,232																	10,498							10,555		10,178		10,397		10,966		11,307
Short Duration Municipal Income Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																																						Short Duration Municipal Income Blended Index
Accumulated Value							$ 10,000																											$ 10,103																	$ 10,167							$ 10,174		$ 10,260		$ 10,430		$ 11,000		$ 11,343
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value								$ 10,000																																$ 10,519														$ 10,527					$ 10,399		$ 11,470		$ 12,271		$ 12,161		$ 10,385	$ 10,452	$ 11,661	$ 11,998
Bloomberg 9-12 Months Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg 9-12 Months Short Treasury Index
Accumulated Value					10,000									10,153									10,249								10,367						10,572						10,665			10,783			10,888			11,019
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					$ 10,000									$ 10,952									$ 11,936								$ 11,677						$ 12,778						$ 12,525			$ 12,793			$ 13,277			$ 13,985

[1]	The custom blend of 35% ICE BofA BBB Municipal Index/35% ICE Core High Yield and Unrated Municipal Index/30% ICE U.S. Municipal Securities Index are comprised of ICE BofA BBB Municipal Index a benchmark that includes a portfolio of municipal bonds with an investment grade of BBB. ICE Core High Yield and Unrated Municipal Index a benchmark that tracks the performance of publicly traded, U.S. dollar-denominated, tax-exempt debt, including lower-rated and unrated municipal bonds, issued by U.S. states, territories, and their political subdivisions. ICE U.S. Municipal Securities Index a benchmark that is designed to track the performance of USD-denominated municipal debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. market.
[2]	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmarks represented by the Bloomberg 1-3 Year U.S. Government/Credit Index (benchmark that tracks the securities in the 1-3 year maturity range of the Bloomberg U.S. Government/Credit Index) for periods from the Fund’s inception to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark that tracks one-year U.S. government securities) from January 9, 2016 to July 31, 2019, the Bloomberg 1-3 Year U.S. Government/Credit Index from August 1, 2019 to June 13, 2024, and the Fund’s new additional index represented by the Bloomberg U.S. Credit 1-5 Year Index for periods thereafter.
[3]	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index from the Fund’s inception to July 30, 2023 and the Fund's new additional benchmark represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter.